Investments (Tables)	12 Months Ended
Dec. 31, 2013
Fair Value of Available-for-Sale and Held -to-maturity Securities

At December 31, 2013 and 2012, the amortized cost or cost, gross unrealized gains, gross unrealized losses, and fair values of available-for-sale and held-to-maturity securities are as shown in the following tables:

	Amortized cost or cost	Gross unrealized gains	Gross unrealized losses	Fair value	OTTI in accumulated other comprehensive income (1)

2013:
Fixed-maturity securities, available-for-sale:
U.S. government	$1,103,739	58,198	3,078	1,158,859	—
Agencies not backed by the full faith and credit of the U.S. government	480,981	30,861	13	511,829	—
States and political subdivisions	4,916,086	161,812	119,538	4,958,360	—
Foreign government	341,223	24,167	156	365,234	—
Public utilities	4,692,512	467,650	23,952	5,136,210	650
Corporate securities	39,446,124	2,700,886	470,158	41,676,852	1,429
Mortgage-backed securities	11,668,499	876,705	19,911	12,525,293	—
Collateralized mortgage obligations	12,557	1,655	—	14,212	—
Collateralized debt obligations	44,687	12,291	105	56,873	11,480

Total fixed-maturity securities, available-for-sale	62,706,408	4,334,225	636,911	66,403,722	13,559

Fixed-maturity securities, held-to-maturity:
Corporate securities	$110	19	—	129	—
Collateralized debt obligations	220,642	1,100	2,355	219,387	—

Total fixed-maturity securities, held-to-maturity	220,752	1,119	2,355	219,516	—

Total available-for-sale and held-to-maturity securities	$62,927,160	4,335,344	639,266	66,623,238	13,559

	Amortized cost or cost	Gross unrealized gains	Gross unrealized losses	Fair value	OTTI in accumulated other comprehensive income (1)

2012:
Fixed-maturity securities, available-for-sale:
U.S. government	$880,251	131,250	2,054	1,009,447	—
Agencies not backed by the full faith and credit of the U.S. government	744,623	129,001	—	873,624	—
States and political subdivisions	3,891,615	587,357	5,339	4,473,633	—
Foreign government	460,615	63,379	—	523,994	—
Public utilities	4,512,465	882,652	738	5,394,379	975
Corporate securities	35,834,283	5,135,779	32,590	40,937,472	9,996
Mortgage-backed securities	13,263,966	1,629,977	246	14,893,697	979
Collateralized mortgage obligations	15,225	1,940	15	17,150	—
Collateralized debt obligations	48,993	5,867	94	54,766	5,454

Total fixed-maturity securities, available-for-sale	59,652,036	8,567,202	41,076	68,178,162	17,404

Fixed-maturity securities, held-to-maturity:
Corporate securities	$138	24	—	162	—
Collateralized debt obligations	474,936	11,617	—	486,553	—

Total fixed-maturity securities, held-to-maturity	475,074	11,641	—	486,715	—

Total available-for-sale and held-to-maturity securities	$60,127,110	8,578,843	41,076	68,664,877	17,404

(1)	The amount represents the net unrealized gain or loss on other-than-temporarily impaired securities. It includes the portion of OTTI losses in accumulated other comprehensive income, which was not included in earnings.

Net Unrealized Gains on Available-for-Sale Securities and Ineffective Portion of Cash Flow Hedges

The net unrealized gains on available-for-sale securities and ineffective portion of cash flow hedges consist of the following at December 31:

	2013	2012	2011
Available-for-sale securities:
Fixed maturity	$3,697,314	8,526,126	5,877,872
Equity	—	—	—
Cash flow hedges	1,570	2,251	4,964
Adjustments for:
Shadow adjustments	(2,174,866)	(5,114,147)	(3,001,532)
Deferred taxes	(533,407)	(1,194,981)	(1,002,627)

Net unrealized gains	$990,611	2,219,249	1,878,677

Proceeds from Sale of Available-For-Sale and Trading Investments

Proceeds from sales of available-for-sale and trading investments for the years ended December 31 are presented in the following table:

	2013	2012	2011
Available-for-sale:
Fixed-maturity securities:
Proceeds from sales	$2,503,974	3,156,402	3,652,020
Equity securities:
Proceeds from sales	134,400	348,635	4,884
Trading:
Fixed-maturity securities:
Proceeds from sales	—	—	127,704
Equity securities:
Proceeds from sales	46,109	17,180	2,026

Unrealized Losses on Available-For-Sale Securities and Related Fair Value

Unrealized losses on available-for-sale securities and the related fair value for the respective years ended December 31 are shown below:

	12 months or less		Greater than 12 months		Total
	Fair value	Unrealized losses	Fair value	Unrealized losses	Fair value	Unrealized losses

2013:
Fixed-maturity securities, available-for-sale:
U.S. government	$406,462	2,334	4,404	744	410,866	3,078
U.S. government agency	688	13	—	—	688	13
States and political subdivisions	1,847,094	113,718	38,616	5,820	1,885,710	119,538
Foreign government	2,244	156	—	—	2,244	156
Public utilities	480,124	19,904	27,946	4,048	508,070	23,952
Corporate securities	8,969,453	437,577	309,527	32,581	9,278,980	470,158
Mortgage-backed securities	902,186	19,735	4,295	176	906,481	19,911
CMOs	—	—	—	—	—	—
CDOs	20,064	105	—	—	20,064	105

Total temporarily impaired securities	$12,628,315	593,542	384,788	43,369	13,013,103	636,911

2012:
Fixed-maturity securities, available-for-sale:
U.S. government	$95,094	2,054	—	—	95,094	2,054
States and political subdivisions	228,424	5,339	—	—	228,424	5,339
Public utilities	16,817	253	8,266	485	25,083	738
Corporate securities	764,119	15,946	220,463	16,644	984,582	32,590
Mortgage-backed securities	27,618	246	20	—	27,638	246
CMOs	607	15	—	—	607	15
CDOs	4,613	94	—	—	4,613	94

Total temporarily impaired securities	$1,137,292	23,947	228,749	17,129	1,366,041	41,076

Cumulative Credit Impairments on Fixed-maturity Securities

The following table presents a rollforward of the Company’s cumulative credit impairments on fixed-maturity securities held at December 31:

	2013	2012

Balance as of January 1	$60,128	60,620
Additions for credit impairments recognized on (1):
Securities not previously impaired	1,870	28,768
Securities previously impaired	91	—
Securities that the Company intends to sell or more likely than not be required to sell before recovery (interest)	13,087	—
Reductions for credit impairments previously on:
Securities that matured, were sold, or were liquidated during the period	(29,454)	(29,260)
Securities due to an increase in expected cash flows	—	—

Balance as of December 31	$45,722	60,128

(1)	There were $15,048 and $28,768 of additions included in the net OTTI losses recognized in realized investment gains, net in the Consolidated Statements of Operations for the years ended December 31, 2013 and 2012, respectively.

Gross and Net Realized Investment Gains (Losses)

Gross and net realized investment gains (losses) for the years ended December 31, are summarized as follows:

	2013	2012	2011

Available-for-sale:
Fixed-maturity securities:
Gross gains on sales and exchanges	$160,091	294,642	179,387
Gross losses on sales and exchanges	(36,798)	(52,449)	(65,414)
OTTI	(14,957)	(10,506)	(21,074)

Net gains on fixed-maturity securities	108,336	231,687	92,899

Equity securities:
Gross gains on sales	—	11,972	—
Gross losses on sales	—	(562)	(227)

Net gains (losses) on equity securities	—	11,410	(227)

Net gains on available-for-sale securities	108,336	243,097	92,672

Held-to-maturity:
Gross gains on exchanges	44,179	1,342	9,767
Gross losses on exchanges	(11)	—	—
OTTI	(91)	(18,262)	(413)

Net gains (losses) on held-to-maturity securities	44,077	(16,920)	9,354

Benefit (provision) for mortgage loans on real estate	18,500	(10,232)	32,325
Gains (losses) for mortgage loans on real estate	4,929	—	(1,580)
Investment in affiliates	11,810	—	—
(Loss) gain on real estate sales	(29)	—	(19,396)
Impairments on real estate	—	(4,538)	—
Net gains on sales of acquired loans	674	5,154	—
Other	—	11,140	18

Net realized investment gains	$188,297	227,701	113,393

Interest and Similar Income, Net

Major categories of interest and similar income, net, for the respective years ended December 31 are shown below:

	2013	2012	2011

Interest and similar income:
Available-for-sale fixed-maturity securities	$3,185,680	3,210,655	3,082,859
Mortgage loans on real estate	367,196	367,506	357,394
Investment income (loss) on trading securities	9,735	4,624	(606)
Held-to-maturity fixed-maturity securities	26,781	38,618	72,933
Rental income on real estate	1,462	2,943	19,662
Interest on loans to affiliates	1,549	2,614	8,435
Interest on acquired loans	27,817	31,085	1,127
Interest rate swaps	697	3,314	17,755
Other invested assets	196	72	1,019
Policy loans	10,461	10,177	11,005
Short-term securities	5,575	4,872	4,380
Interest on assets held by reinsurers	2,915	3,043	3,162

Total	3,640,064	3,679,523	3,579,125

Less investment expenses	47,947	47,117	59,109

Total interest and similar income, net	$3,592,117	3,632,406	3,520,016

Investment in Mortgage Loans on Real Estate

The Company’s investment in mortgage loans on real estate at December 31 is summarized as follows:

	2013	2012

Mortgage loans on real estate:
Commercial	$6,200,697	6,129,542
Residential	578	1,042
Valuation allowances	(66,750)	(85,250)

Total mortgage loans on real estate	$6,134,525	6,045,334

Valuation Allowances on Mortgage Loans on Real Estate

The valuation allowances on mortgage loans on real estate at December 31 and the changes in the allowance for the years then ended are summarized as follows:

	2013	2012	2011

Balance, beginning of year	$85,250	75,018	107,343
(Benefit) provision charged to operations	(18,500)	10,232	(32,325)

Balance, end of year	$66,750	85,250	75,018

Available-for-sale Securities
Amortized Cost and Fair Value of Fixed Maturity Securities, by Contractual Maturity

The amortized cost and fair value of available-for-sale fixed-maturity securities at December 31, 2013, by contractual maturity, are shown below:

	Amortized cost	Fair value

Available-for-sale fixed-maturity securities:
Due in one year or less	$1,211,284	1,241,135
Due after one year through five years	9,976,377	10,992,907
Due after five years through ten years	18,583,011	19,365,467
Due after ten years	21,254,680	22,264,708
Mortgage-backed securities and collateralized mortgage obligations	11,681,056	12,539,505

Total available-for-sale fixed-maturity securities	$62,706,408	66,403,722

Held-to-maturity Securities
Amortized Cost and Fair Value of Fixed Maturity Securities, by Contractual Maturity

The amortized cost and fair value of held-to-maturity fixed-maturity securities at December 31, 2013, by contractual maturity, are shown below:

	Amortized cost	Fair value

Held-to-maturity fixed-maturity securities:
Due after one year through five years	$110	129
Due after ten years	220,642	219,387

Total held-to-maturity fixed-maturity securities	$220,752	219,516